FINANCE EXPENSE - NET (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Finance expense:
Long-term debt (other than finance leases)	$ 63.1	$ 53.4
Finance leases	7.6	9.0
Royalty obligations	11.9	11.9
Employee benefits obligations	5.7	4.9
Financing cost amortization	1.1	1.5
Other	12.7	13.8
Borrowing costs capitalized	(5.0)	(3.6)
Finance expense	97.1	90.9
Finance income:
Loans and finance lease contracts	(8.5)	(9.8)
Other	(7.7)	(3.9)
Finance income	(16.2)	(13.7)
Finance expense – net	$ 80.9	$ 77.2
Capitalisation rate of borrowing costs eligible for capitalisation	4.39%	4.33%